Employee Incentive Plans (Tables) (LendingClub Corp) - LendingClub Corp [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan

Stock-based compensation expense was as follows for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Stock options	$3,435	$6,208	$11,927	$17,632
RSUs	12,295	11,143	41,451	25,044
ESPP	376	438	1,155	1,273
Stock issued related to acquisition	—	133	159	2,441
Total stock-based compensation expense	$16,106	$17,922	$54,692	$46,390

Stock-based compensation expense was as follows for the periods presented:

Year Ended December 31,	2016	2015	2014
Stock options	$23,203	$30,717	$27,100
RSUs	41,737	9,185	—
ESPP	1,686	1,904	104
Stock issued related to acquisition	2,575	9,416	9,946
Total stock-based compensation expense	$69,201	$51,222	$37,150

Schedule of Stock-Based Compensation Expense Recorded in Consolidated Statement of Operations

The following table presents the Company’s stock-based compensation expense recorded in the Condensed Consolidated Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Sales and marketing	$1,591	$1,699	$5,857	$5,016
Origination and servicing	1,049	1,013	3,819	2,722
Engineering and product development	4,640	4,931	17,001	13,134
Other general and administrative	8,826	10,279	28,015	25,518
Total stock-based compensation expense	$16,106	$17,922	$54,692	$46,390

The following table presents the Company’s stock-based compensation expense recorded in the consolidated statements of operations:

Year Ended December 31,	2016	2015	2014
Sales and marketing	$7,546	$7,250	$5,476
Origination and servicing	4,159	2,735	1,653
Engineering and product development	19,858	11,335	6,445
Other general and administrative	37,638	29,902	23,576
Total stock-based compensation expense	$69,201	$51,222	$37,150

Schedule of Options Activity

The following table summarizes the activities for the Company’s stock options during 2016:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2015	48,208,911	$3.60
Granted	7,482,011	$7.22
Exercised	(15,102,640)	$0.90
Forfeited/Expired	(9,919,105)	$6.78
Outstanding at December 31, 2016	30,669,177	$4.79	6.6	$56,379
Vested and expected to vest at December 31, 2016	30,580,231	$4.78	6.6	$56,385
Exercisable at December 31, 2016	20,105,340	$3.59	5.8	$52,886

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the Company’s closing stock price of $5.25 as reported on the New York Stock Exchange on December 31, 2016.

Schedule of Black-Scholes Option Pricing Model to Estimate Fair Value of Stock Options Granted

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options granted with the following assumptions:

Year Ended December 31,	2016	2015	2014
Expected dividend yield	—	—	—
Weighted-average assumed stock price volatility	51.6%	49.4%	53.5%
Weighted-average risk-free interest rate	1.34%	1.61%	1.88%
Weighted-average expected life (in years)	6.15	6.25	6.35

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

The following table summarizes the activities for the Company’s RSUs during the year ending December 31, 2016:

	Number of Units	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2015	4,443,399	$15.23
Granted	36,539,761	$6.12
Vested	(3,891,315)	$9.57
Forfeited/expired	(5,678,201)	$8.16
Unvested at December 31, 2016	31,413,644	$6.61
Expected to vest after December 31, 2016	30,796,185	$6.62

Restructuring and Related Costs

The following table presents this severance expense recorded in the consolidated statements of operations for the year ended December 31, 2016:

Year Ended December 31, 2016
Sales and marketing	$772
Origination and servicing	1,174
Engineering and product development	134
Other general and administrative	650
Total severance expense	$2,730

Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Black-Scholes Option Pricing Model to Estimate Fair Value of Stock Options Granted

We used the following assumptions in estimating the fair value of the grants under the ESPP which are derived using the same methodology applied to stock option assumptions:

Year Ended December 31,	2016	2015	2014
Expected dividend yield	—	—	—
Weighted-average assumed stock price volatility	50.1%	43.7%	48.2%
Weighted-average risk-free interest rate	0.51%	0.23%	0.09%
Weighted-average expected life (in years)	0.50	0.46	0.50